Share Capital - Equity Warrants Narrative (Details) $ / shares in Units, $ in Thousands	May 22, 2018	Jun. 01, 2017 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Stock conversion ratio	0.105263157894737
Shares Public Offering, Equity Warrants
Disclosure of classes of share capital [line items]
Issued (shares)		16,445,000
Gross proceeds from common shares | $		$ 11,512
Common shares per unit (shares)		1
Common share purchase warrant per unit (shares)		1
Warrants exercisable into common shares (shares)		9.5
Number of common shares issuable per warrant (shares)		1
Purchase price (cad per share) | $ / shares		$ 9.025